Lease Arrangements - Summary of Outstanding Commitments Under Non-cancellable Operating Leases (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	£ 484	£ 567
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	109	114
In the second to fifth years inclusive [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	287	338
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating leases	£ 88	£ 115